Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of movements in provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2023	33,870	663	2,255	36,788
Additions	1,640	207	2,244	4,091
Reversals	(18,627)	(200)	(198)	(19,025)
Use of provision	(1,261)	—	(894)	(2,155)
Effect of translation	(334)	(216)	(215)	(765)
Balance as of December 31, 2023	15,288	454	3,192	18,934
Additions	2,923	65	387	3,375
Reversals	(2,966)	—	(112)	(3,078)
Use of provision	(1,695)	—	(1,728)	(3,423)
Effect of translation	(1,860)	(97)	(320)	(2,277)
Balance as of December 31, 2024	11,690	422	1,419	13,531
Current	11,690	422	781	12,893
Non-current	—	—	638	638